Stock-based Compensation (VIDP, Equity Settled Awards and Cash Settled Awards) (Details)Cash settled awards - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average grant date fair value
Remittance of stock-based award participants' withholding tax obligation	$ 51	$ 44	$ 37
Closing stock price (in dollars per share)	$ 166.55
Voluntary Incentive Deferral Plan (VIDP) [Member] | DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company's additional grant percentage of elected amount	25.00%
Number of years in the plan period over which the units will vest	4 years
Voluntary Incentive Deferral Plan (VIDP) [Member] | DSU [Member] | Equity Settled Awards [Member]
Roll forward of outstanding DSUs
Units outstanding at beginning of period (in shares)	0.3
Granted (in shares)	0.0
Settled (in shares)	0.0
Units outstanding at end of period (in shares)	0.3	0.3
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 106.60
Weighted-average grant date fair value of units granted in period (in dollars per share)	157.22
Weighted-average grant date fair value of units settled in period (in dollars per share)	122.29
Weighted-average grant date fair value at end of period (in dollars per share)	$ 112.66	$ 106.60
Aggregate intrinsic value of share units outstanding	$ 56
Remittance of stock-based award participants' withholding tax obligation	3
Voluntary Incentive Deferral Plan (VIDP) [Member] | DSU [Member] | Cash Settled Awards [Member]
Weighted-average grant date fair value
Stock-based compensation liability outstanding	$ 5	$ 7
Closing stock price (in dollars per share)	$ 166.55	$ 160.84